Shareholder Report, Average Annual Return (Details) 74200166800_Putnam Mortgage Opportunities Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.60%	6.49%	5.26%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	4.00%	3.48%	2.34%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	6.85%	0.45%	1.44%